Expense Example {- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-03 - Fidelity SAI Inflation-Focused Fund - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518